COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11.	COMMITMENTS AND CONTINGENCIES
From
time-to-time,
the Company is involved in legal proceedings arising in the ordinary course of business. As of August 31, 2021, the Company is not aware of litigation pending against it that could have, individually or in the aggregate, a material adverse effect on its financial position, results of operations, or cash flows.
As of June 30, 2021, the Company had entered into agreements to purchase miner equipment totaling $38,361 that required deposits of $15,889. The Company entered into agreements for committed secured financing on this equipment totaling $23,526 that will be funded upon delivery of the miners.
The Company entered into a contract with Empire in September 2020 which provides for the transportation to its pipeline of 15,000 decatherms of natural gas per day, approximately $158 per month. The contract ends in September 2030 and may be terminated by either party with 12 months notice after the initial
10-year
period.

8.	COMMITMENTS AND CONTINGENCIES
From
time-to-time,
the Company is involved in legal proceedings arising in the ordinary course of business. As of the date of the audit report, the Company is not aware of litigation pending against it that could have, individually or in the aggregate, a material adverse effect on its financial position, results of operations, or cash flows.
At December 31, 2020, the Company entered into an agreement to purchase miner equipment totaling $11,910 that required deposits of $5,959. At December 31, 2019, the Company entered into an agreement to purchase miner equipment totaling $7,860 that required deposits of $6,337.
The Company entered into a contract with Empire Pipeline Inc. in September 2020 which provides for the transportation to its pipeline of 15,000 decatherms of natural gas per day, approximately $158 per month. The contract ends in September 2030 and may be terminated by either party with 12 months notice after the initial
10-year
period.